Treasury Shares - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares
Temporary Equity [Line Items]
Repurchase Value	¥ 20,638,881	$ 2,999,314
Shares Cancelled	0	0
American Depositary Shares [Member]
Temporary Equity [Line Items]
Authorized to repurchase of shares | $		$ 10,000,000
Number of ADS Repurchased	431,556	431,556
Number of Shares repurchased	431,556	431,556
Average repurchase price per ADS | $ / shares		$ 6.95
Common Class A [Member]
Temporary Equity [Line Items]
Number of ADS Repurchased	863,112	863,112
Number of Shares repurchased	863,112	863,112